Subsequent events (Details) - USD ($)	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Oct. 31, 2018	Apr. 30, 2018	Feb. 28, 2018	Oct. 31, 2017	Jul. 31, 2017	May 31, 2017	Feb. 28, 2017
Subsequent Event [Line Items]
Share repurchase program, authorized amount			$ 100,000,000	$ 200,000,000	$ 200,000,000	$ 200,000,000	$ 200,000,000	$ 250,000,000	$ 300,000,000	$ 350,000,000
Subsequent Event
Subsequent Event [Line Items]
Share repurchase program, authorized amount	$ 200,000,000
Subsequent Event | Unsecured | Senior Notes, 4.45% Due 2021
Subsequent Event [Line Items]
Face amount		$ 700,000,000
Stated interest rate		4.45%
Subsequent Event | Unsecured | Senior Notes, 4.875% Due 2024
Subsequent Event [Line Items]
Face amount		$ 400,000,000
Stated interest rate		4.875%